Vanguard European Stock Index Fund Investment Objectives and Goals - Admiral Prospectus [Member] - Vanguard European Stock Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard European Stock Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard European Stock Index Fund (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.